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MassMutual Small Cap Growth Equity Fund
MassMutual Small Cap Growth Equity Fund
INVESTMENT OBJECTIVE
This Fund seeks long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the tables and examples below. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual Funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 143 of the Fund’s Prospectus or from your financial professional.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MassMutual Small Cap Growth Equity Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	none	none	none	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	none	none	none	none	none	1.00%	[1]	none	none
[1]	Applies only to certain redemptions of shares bought with no front-end sales charge. Class A shares purchased without a front-end sales charge in accounts aggregating $1 million or more may be subject to a 1.00% contingent deferred sales charge if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase is made.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Small Cap Growth Equity Fund	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees	none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses	0.07%	0.17%	0.27%	0.37%	0.27%	0.32%	[1]	0.27%	0.17%
Total Annual Fund Operating Expenses	0.87%	0.97%	1.07%	1.17%	1.32%	1.37%		1.57%	0.97%
[1]	Other Expenses have been restated to reflect current fees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Small Cap Growth Equity Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	89	278	482	1,073
Class R5	99	309	536	1,190
Service Class	109	340	590	1,306
Administrative Class	119	372	644	1,420
Class R4	134	418	723	1,590
Class A	682	960	1,259	2,106
Class R3	160	496	855	1,867
Class Y	99	309	536	1,190

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in equity securities of smaller companies that the Fund’s subadvisers believe offer potential for long-term growth. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the equity securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of December 31, 2023, between $16.95 million and $15.88 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities, including emerging market securities. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund is managed by two subadvisers, Wellington Management Company LLP (“Wellington Management”) and Invesco Advisers, Inc. (“Invesco Advisers”), each being responsible for a portion of the portfolio, although they may manage different amounts of the Fund’s assets. Each subadviser employs a growth-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. Wellington Management uses a combination of fundamental and quantitative analyses to identify small-cap companies that it believes are experiencing or will experience rapid earnings or revenue growth.
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio. Each subadviser may consider selling a security for the Fund if, for example, in its judgment, target prices are reached, future upside potential is limited, company fundamentals are no longer attractive, superior purchase candidates are identified, or market capitalization ceilings are exceeded.

Principal Risks
Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that provides a comparison for the Fund’s returns without regard to investment style (Russell 2000 Index). Performance for Class R4 shares of the Fund for periods prior to its inception date (04/01/14) and performance for Class Y shares of the Fund for periods prior to its inception date (02/01/23) is based on the performance of Class R5 shares, adjusted for Class R4 shares to reflect Class R4 expenses. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/funds or by calling 1-888-309-3539.

Annual Performance Class R5 Shares

Highest Quarter:	2Q ’20,	32.50%	Lowest Quarter:	1Q ’20,	–23.96%

Average Annual Total Returns (for the periods ended December 31, 2023)
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class R5 only. After-tax returns for other classes will vary.

Average Annual Returns - MassMutual Small Cap Growth Equity Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Class R5	16.91%	12.63%	9.09%
Class I	16.93%	12.74%	9.19%
Service Class	16.79%	12.53%	8.99%
Administrative Class	16.67%	12.42%	8.87%
Class R4	16.45%	12.24%	8.72%
Class A	9.95%	10.88%	8.00%
Class R3	16.21%	11.96%	8.44%
Class Y	16.91%	12.63%	9.09%
After Taxes on Distributions | Class R5	16.91%	10.19%	6.09%
After Taxes on Distributions and Sale of Fund Shares | Class R5	10.01%	9.82%	6.47%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	18.66%	9.22%	7.16%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	16.93%	9.97%	7.16%